Property, equipment and software	12 Months Ended
Dec. 31, 2025
Property Equipment And Software [Line Items]
Property, equipment and software
Note 11
Property, equipment and software
At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2025 2024
Historical cost
Balance at the beginning of the year 12,148 5,850 11,371 607 29,975 26,169
Balance recognized upon the merger of UBS AG and Credit Suisse AG
3
4,142
Additions 192 339 83 1,601 2,214 1,717
Disposals / write-offs
4
(1,356) (441) (433) (1) (2,231) (940)
Reclassifications
5
240 0 1,156 (1,504) (107) (158)
Foreign currency translation 1,172 256 469 74 1,972 (955)
Balance at the end of the year 12,395 6,005 12,647 777 31,823 29,975
Accumulated depreciation
Balance at the beginning of the year 7,900 3,036 6,949 17,885 15,126
Accumulated depreciation recognized upon the merger of UBS AG and
Credit Suisse AG
3
1,514
Depreciation 610 636 1,544 2,790 2,793
Impairment
6
6 1 52 59 23
Disposals / write-offs
4
(1,323) (441) (433) (2,196) (937)
Reclassifications
5
(44) 0 0 (44) (40)
Foreign currency translation 741 165 297 1,203 (594)
Balance at the end of the year 7,890 3,397 8,410 19,698 17,885
Net book value
Net book value at the beginning of the year
4,247 2,814 4,422 607 12,091 11,044
Net book value at the end of the year 4,505 2,607 4,237 777
7
12,125 12,091
1 Includes leasehold improvements and IT hardware.
2 Represents right-of-use assets recognized by UBS AG as lessee. UBS AG predominantly enters into lease contracts, or contracts that include lease components, in relation to real
estate, including offices,
retail branches and
sales offices. The
total cash outflow for
leases during 2025 was
USD
841 m (2024: USD 917
m). Interest expense on
lease liabilities is included
within
Interest expense from financial
instruments measured at
amortized cost, and lease
liabilities are included
within Other financial
liabilities measured at
amortized cost. Refer to
Notes 3 and 18a,
respectively. There
were no material gains or losses arising from sale-and-leaseback transactions in
2025 and in 2024.
3 Refer to Note 28 for more information about the merger of UBS AG and Credit Suisse AG.
4 Includes write-
offs of fully depreciated assets.
5 The total reclassification amount for the respective periods represents net reclassifications from / to Other non-financial assets.
6 Impairment charges recorded in 2025 generally
relate to assets that are no longer used, of which USD 50 m for Group Items, USD 6 m for Global Wealth Management and USD 2 m for Non-core and Legacy. The recoverable amount based on a value-in-use approach was determined to be zero.
7 Consists of USD
486 m related to Owned properties and equipment and USD 290 m related to Software.